Corporate information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) subsidiary	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of subsidiaries | subsidiary	3
Cash and cash equivalents	$ 347,510	$ 326,441	$ 376,778	$ 466,544
Senior Secured Term Loans
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, minimum quarterly balance	$ 60,000